Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		$ 1,298,687
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]	$ 1,305,445
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		512,047
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]	539,431
Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3],[4]		386,611
Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3],[4]	412,645
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4],[5]		123,755
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4],[5]	145,243
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		145,654
Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	148,919
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		80,470
Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	79,011
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		24,230
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	25,478
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		7,506
Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	7,524
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		1,882
Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	3,232
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		2,363
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	$ 2,263
Retail [member] | AIRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]		751
Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	100.00%
Total	[3],[4]	$ 975
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4],[5]	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	0.0501%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4],[5]	0.05%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	[3],[4]	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	$ 226,623
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4],[5]	78,914
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	93,065
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	40,708
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	10,400
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	28
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	1,969
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	971
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	568
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[3],[4]	79,772
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4],[5]	53,982
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	19,270
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	5,502
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	617
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	152
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	134
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	115
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		58,679
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3],[4]	67,585
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4],[5]	11,735
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	29,997
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	12,655
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	8,818
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	3,349
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	339
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	583
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	109
Other retail [member] | Retail [member] | AIRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		$ 39,273
Other retail [member] | Retail [member] | AIRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3],[4]	38,665
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4],[5]	612
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	6,587
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	20,146
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	6,260
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	3,530
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	772
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	575
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	[3],[4]	$ 183

[1]	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.
[2]	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.
[3]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[4]	After credit risk mitigation.
[5]	OSFI revised the Retail Probability of Default floor from 0.03% to 0.05% in 2023, under the Revised Basel III framework.